Property and equipment (Details) - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Mar. 31, 2015
Property and equipment, gross		$ 89,948	$ 71,187
Less: Accumulated depreciation		(8,307)	(5,675)
Total		81,641	65,512
Depreciation expense	$ 211	2,632	$ 5,675
Minimum [Member]
Useful Life			3 years
Maximum [Member]
Useful Life			10 years
Research and development equipment [Member]
Property and equipment, gross		$ 70,091	$ 66,095
Research and development equipment [Member] | Minimum [Member]
Useful Life		3 years
Research and development equipment [Member] | Maximum [Member]
Useful Life		10 years
Computer equipment [Member]
Property and equipment, gross		$ 12,892	4,367
Useful Life		5 years
Furniture and fixtures [Member]
Property and equipment, gross		$ 3,725	$ 725
Furniture and fixtures [Member] | Minimum [Member]
Useful Life		5 years
Furniture and fixtures [Member] | Maximum [Member]
Useful Life		10 years
Leasehold improvements [Member]
Property and equipment, gross		$ 3,240
Useful Life		39 years